Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.6% OF NET ASSETS

U.S. Stocks 61.3%
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	$98,702,616	$4,834,393	($6,609,102 )	$661,873	$25,897,620	$123,487,400	4,490,451	$2,053,890
Schwab S&P 500 Index Fund	229,385,364	12,042,076	(58,301,818)	38,616,856	28,685,703	250,428,181	2,936,541	3,660,709
Schwab U.S. Large-Cap Growth Index Fund	36,628,897	39,042,941	(8,886,307)	1,145,742	14,695,541	82,626,814	777,445	278,926
						456,542,395
Small-Cap 11.4%
Schwab Fundamental US Small Company Index Fund	32,760,298	3,004,833	(13,917,229)	2,326,595	6,978,299	31,152,796	1,729,750	538,646
Schwab Small-Cap Index Fund	75,238,626	8,568,543	(34,660,759)	3,909,108	20,580,136	73,635,654	2,020,183	1,339,213
						104,788,450
						561,330,845

International Stocks 33.3%
Developed Markets 28.3%
Schwab Fundamental International Large Company Index Fund	43,820,399	15,866,720	(3,331,745)	107,686	8,927,017	65,390,077	5,756,169	1,565,928
Schwab Fundamental International Small Company Index Fund	36,120,894	5,744,337	(2,723,641)	95,371	6,819,226	46,056,187	3,429,351	1,263,436
Schwab International Index Fund	101,336,125	29,726,022	(5,277,348)	121,594	21,728,815	147,635,208	6,030,850	3,697,321
						259,081,472
Emerging Markets 5.0%
Schwab Fundamental Emerging Markets Large Company Index Fund	36,509,949	6,925,905	(4,102,371)	244,090	6,171,875	45,749,448	4,892,989	1,963,775
						304,830,920

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	36,755,173	4,908,691	(5,363,531)	(318,035)	9,432,950	45,415,248	2,123,200	1,119,799
Total Affiliated Underlying Funds (Cost $479,593,116)	$727,258,341	$130,664,461	($143,173,851 )	$46,910,880	$149,917,182	$911,577,013		$17,481,643
Total Investments in Securities (Cost $479,593,116)						$911,577,013

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 51.9%
Large-Cap 43.3%
Schwab Fundamental US Large Company Index Fund	$97,777,220	$3,584,855	($12,111,417 )	$3,629,666	$22,056,195	$114,936,519	4,179,510	$2,006,066
Schwab S&P 500 Index Fund	227,523,315	9,062,559	(71,553,293)	56,905,530	8,252,304	230,190,415	2,699,231	3,591,807
Schwab U.S. Large-Cap Growth Index Fund	26,965,098	40,072,181	(9,270,384)	1,543,211	10,867,455	70,177,561	660,308	201,026
						415,304,495
Small-Cap 8.6%
Schwab Fundamental US Small Company Index Fund	30,747,212	2,256,655	(16,443,235)	3,058,120	5,277,680	24,896,432	1,382,367	497,507
Schwab Small-Cap Index Fund	72,026,718	6,296,550	(42,293,569)	11,835,395	10,272,342	58,137,436	1,594,991	1,274,556
						83,033,868
						498,338,363

International Stocks 24.0%
Developed Markets 20.7%
Schwab Fundamental International Large Company Index Fund	32,386,077	15,616,486	(4,556,713)	264,301	6,578,610	50,288,761	4,426,828	1,134,825
Schwab Fundamental International Small Company Index Fund	26,792,630	3,104,828	(2,972,218)	82,148	4,909,523	31,916,911	2,376,538	918,314
Schwab International Index Fund	75,982,989	32,053,167	(8,037,047)	237,520	16,516,541	116,753,170	4,769,329	2,729,888
						198,958,842
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	27,161,846	3,446,318	(3,343,232)	264,583	4,374,720	31,904,235	3,412,218	1,442,020
						230,863,077

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	32,647,783	3,445,243	(6,064,326)	(362,136)	8,377,647	38,044,211	1,778,598	962,894

Fixed Income 16.1%
Intermediate-Term Bond 16.1%
Schwab U.S. Aggregate Bond Index Fund	129,720,084	22,155,946	(6,916,413)	(1,326,302)	10,874,046	154,507,361	17,244,125	4,060,618

Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	30,139,471	1,221,788	—	—	(69)	31,361,190	31,351,784	1,226,824
Total Affiliated Underlying Funds (Cost $567,393,224)	$809,870,443	$142,316,576	($183,561,847 )	$76,132,036	$108,356,994	$953,114,202		$20,046,345
Total Investments in Securities (Cost $567,393,224)						$953,114,202

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 38.9%
Large-Cap 32.9%
Schwab Fundamental US Large Company Index Fund	$46,872,358	$1,966,395	($7,698,717 )	$2,385,183	$9,729,157	$53,254,376	1,936,523	$949,680
Schwab S&P 500 Index Fund	109,155,717	4,925,908	(35,561,287)	27,020,650	4,078,557	109,619,545	1,285,407	1,701,788
Schwab U.S. Large-Cap Growth Index Fund	15,816,681	15,025,416	(4,754,606)	863,130	5,714,043	32,664,664	307,345	114,928
						195,538,585
Small-Cap 6.0%
Schwab Fundamental US Small Company Index Fund	13,986,352	1,218,869	(8,287,182)	1,899,201	1,789,006	10,606,246	588,909	223,469
Schwab Small-Cap Index Fund	32,640,716	3,187,472	(20,926,606)	7,416,484	2,409,740	24,727,806	678,403	570,349
						35,334,052
						230,872,637

International Stocks 18.0%
Developed Markets 15.5%
Schwab Fundamental International Large Company Index Fund	15,479,171	7,128,888	(2,694,678)	122,162	3,086,895	23,122,438	2,035,426	543,557
Schwab Fundamental International Small Company Index Fund	13,044,211	1,410,465	(1,948,170)	68,682	2,321,950	14,897,138	1,109,243	443,125
Schwab International Index Fund	36,384,271	14,603,941	(4,624,281)	150,938	7,762,542	54,277,411	2,217,214	1,298,379
						92,296,987
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	13,042,032	995,879	(1,687,534)	138,531	2,058,635	14,547,543	1,555,887	675,259
						106,844,530

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,606,837	1,608,352	(3,365,226)	(235,823)	4,013,487	17,627,627	824,106	449,869

Fixed Income 36.1%
Intermediate-Term Bond 35.1%
Schwab U.S. Aggregate Bond Index Fund	181,663,514	23,227,780	(9,305,319)	(1,742,100)	14,959,915	208,803,790	23,303,994	5,559,703
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	5,200,206	516,646	—	—	153,149	5,870,001	612,735	163,205
						214,673,791

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	$18,788,174	$761,631	$—	$—	($43 )	$19,549,762	19,543,899	$764,770
Total Affiliated Underlying Funds (Cost $414,542,866)	$517,680,240	$76,577,642	($100,853,606 )	$38,087,038	$58,077,033	$589,568,347		$13,458,081
Total Investments in Securities (Cost $414,542,866)						$589,568,347

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 25.9%
Large-Cap 21.9%
Schwab Fundamental US Large Company Index Fund	$11,723,493	$303,179	($2,768,000 )	$969,798	$1,948,514	$12,176,984	442,799	$232,503
Schwab S&P 500 Index Fund	27,459,098	1,232,671	(9,900,442)	7,623,823	5,009	26,420,159	309,805	418,588
Schwab U.S. Large-Cap Growth Index Fund	3,892,867	2,053,544	(1,296,433)	257,523	1,203,615	6,111,116	57,500	28,447
						44,708,259
Small-Cap 4.0%
Schwab Fundamental US Small Company Index Fund	3,502,371	172,738	(2,144,387)	582,389	312,194	2,425,305	134,664	55,015
Schwab Small-Cap Index Fund	8,173,746	736,108	(5,641,185)	2,972,847	(586,967)	5,654,549	155,132	140,410
						8,079,854
						52,788,113

International Stocks 12.0%
Developed Markets 10.4%
Schwab Fundamental International Large Company Index Fund	3,884,808	1,590,277	(866,835)	62,628	715,301	5,386,179	474,136	134,501
Schwab Fundamental International Small Company Index Fund	3,247,055	484,478	(902,170)	77,046	506,904	3,413,313	254,156	105,901
Schwab International Index Fund	9,109,825	3,306,957	(1,950,874)	209,432	1,705,079	12,380,419	505,736	319,595
						21,179,911
Emerging Markets 1.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,266,669	168,296	(660,793)	65,400	452,173	3,291,745	352,058	168,296
						24,471,656

Real Estate 1.9%
U.S. REITs 1.9%
Schwab U.S. REIT ETF	3,910,611	320,358	(1,108,999)	(59,230)	967,842	4,030,582	188,433	108,349

Fixed Income 56.2%
Intermediate-Term Bond 55.2%
Schwab U.S. Aggregate Bond Index Fund	107,231,219	9,163,424	(11,462,071)	(1,689,914)	9,301,203	112,543,861	12,560,699	3,112,975
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	1,953,161	58,484	—	—	57,214	2,068,859	215,956	58,290
						114,612,720

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.22% (b)	$7,629,375	$279,784	($800,000 )	($240 )	$224	$7,109,143	7,107,011	$279,046
Total Affiliated Underlying Funds (Cost $165,517,640)	$194,984,298	$19,870,298	($39,502,189 )	$11,071,502	$16,588,305	$203,012,214		$5,161,916
Total Investments in Securities (Cost $165,517,640)						$203,012,214

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At July 31, 2024, all of the fund’s investment securities were classified as Level 1 (see notes to portfolio holdings for additional information).

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments  - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts.  Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of July 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87630JUL24